Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions.
Schedule of provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2020	241	96	130	642	455	1,564
Transfers in	–	–	–	–	258	258
Charge for year	116	34	15	16	95	276
Cash paid	(62)	(30)	(48)	(295)	(56)	(491)
Reversals	(89)	–	(2)	(14)	(27)	(132)
Exchange and other movements	8	–	33	(1)	45	85
At 31 December 2020	214	100	128	348	770	1,560
Additions through business combinations (Note 27)	–	–	41	73	27	141
Charge for year	238	23	46	109	456	872
Cash paid	(172)	(32)	(49)	(285)	(84)	(622)
Reversals	(62)	–	–	(5)	(175)	(242)
Exchange and other movements	(6)	(1)	29	(1)	(6)	15
At 31 December 2021	212	90	195	239	988	1,724
Charge for year	227	61	1	830	365	1,484
Cash paid	(223)	(19)	(41)	(814)	(185)	(1,282)
Reversals	(43)	–	(27)	(94)	(98)	(262)
Exchange and other movements	(8)	(1)	15	–	(52)	(46)
At 31 December 2022	165	131	143	161	1,018	1,618

	2022	2021	2020
	$m	$m	$m
Due within one year	722	768	976
Due after more than one year	896	956	584
Total	1,618	1,724	1,560